Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign income tax rate	17.00%	17.00%	17.00%	17.00%
Taxable income			$ (20,789)	$ 46,488
Operating losses carry forward	3,200,000		3,000,000.0
Allowance on deferred tax assets on operating losses	544,385		502,382
Singapore Subsidiaries [Member]
Allowance on deferred tax assets on operating losses	$ 500,000		$ 500,000
SINGAPORE
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.
Foreign income tax rate	17.00%	17.00%
SINGAPORE | 75% [Member]
Taxable income	$ 8,000	$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 144,000	$ 190,000